Summary of Significant Accounting Policies (Details Narrative) - USD ($)			6 Months Ended	12 Months Ended
	Dec. 27, 2017	Sep. 27, 2017	Jun. 30, 2018	Dec. 31, 2017	Aug. 30, 2017	Jun. 30, 2017	Dec. 31, 2016
Common shares outstanding			9,948,077	8,591,577			624,910
Common stock par value			$ 0.00001	$ 0.00001			$ 0.00001
Subsidiary shares	800
Owned subsidiary percentage	90.00%
Cash and cash equivalents			$ 815,058	$ 326,730
Minimum [Member]
Intangible assets estimated useful lives			2 years	2 years
Maximum [Member]
Intangible assets estimated useful lives			20 years	20 years
Rafi Ezra [Member]
Subsidiary shares	100
Minority interest percentage	10.00%
CannaPowder Israel [Member]
Common shares outstanding					100
Common stock par value					$ 0.01
Subsidiary shares		100